Profit Share (Schedule Of Profit Share Earned And Accrued) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit Share [Abstract]
Profit share earned		$ 1,079		$ 19,431
Reversal of profit share	$ (532)
Profit share accrued	4,842	117,034	$ 4,842	117,034
Total profit share	$ 4,310	$ 118,113	$ 4,842	$ 136,465